November 21, 2008
Supplement

SUPPLEMENT DATED NOVEMBER 21, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY TECHNOLOGY FUND
Dated July 31, 2008

I.  Effective November 21, 2008, the portfolio management team of the Morgan Stanley Technology Fund changed and Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the “Sub-Adviser”). As a result, the following changes to the Prospectus are required:

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The second and third sentence in the second paragraph of the section of the Prospectus entitled “The Fund — Principal Investment Strategies” is hereby deleted and replaced with the following:

The Investment Adviser and/or Sub-Adviser focus on those companies that they believe have the best potential for capital appreciation. In selecting securities to buy, hold or sell for the Fund, the Investment Adviser and/or the Sub-Adviser consider the fundamental and quantitative research of affiliated and unaffiliated research providers as well as their own research. The Investment Adviser and/or the Sub-Adviser use a proprietary, systematic investment process to incorporate this research in the construction of a portfolio that the Investment Adviser and/or the Sub-Adviser believe offers attractive capital growth with an acceptable level of risk.

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The eighth sentence in the second paragraph of the section of the Prospectus entitled “The Fund — Principal Investment Strategies” is hereby deleted.

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The first and second paragraphs of the section of the Prospectus entitled “The Fund — Fund Management” are hereby deleted and replaced with the following:

The Fund has retained the Investment Adviser — Morgan Stanley Investment Advisors Inc. — to provide investment advisory services. The Investment Adviser has, in turn, contracted with the Sub-Adviser — Morgan Stanley Investment Management Limited — to invest the Fund’s assets including the placing of orders for the purchase and sale of portfolio securities. The Investment Adviser and the Sub-Adviser are wholly-owned subsidiaries of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser’s address is 522 Fifth Avenue, New York, New York 10036.

The Sub-Adviser provides a broad range of portfolio management services to its clients. Its main office is located at 25 Cabot Square, Canary Wharf, London, England E14 4QA.

The Fund is managed within the Quantitative and Structured Solutions team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Michael Nolan, a Managing Director of the Investment Adviser, Helen Krause, an Executive Director of the Sub-Adviser, and, Arthur Robb and Neil Chakraborty, each a Vice President of the Sub-Adviser.

Mr. Nolan has been associated with the Investment Adviser in an investment management capacity since November 2005 and began managing the Fund in November 2008. Prior to November 2005, Mr. Nolan was responsible for Morgan Stanley & Company’s collateralized debt obligation business in Europe. Ms. Krause has been associated with the Investment Adviser in an investment management capacity since April 2008 and began managing the Fund in November 2008. Prior to April 2008, Ms. Krause was a quantitative equity portfolio manager and senior quantitative researcher on the active equity team at Barclays Global Investors. Mr. Robb has been associated with the Investment Adviser in an investment management capacity since July 2007 and began managing the Fund in November 2008. Prior to July 2007, Mr. Robb was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance. Mr. Chakraborty has been associated with the Investment Adviser in an investment management capacity since October 2006 and began managing the Fund in November 2008. Prior to October 2006, Mr. Chakraborty was a quantitative analyst on the hedge fund team of Credit Suisse.

Mr. Nolan is the lead portfolio manager of the Fund. Ms. Krause, Mr. Robb and Mr. Charkraborty are co-portfolio managers of the Fund. Members of the team collaborate to manage the assets of the Fund.

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The following is added as the last sentence of the fifth paragraph of the section of the Prospectus entitled “The Fund — Fund Management”:

The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

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The following is added as the last sentence of the ninth paragraph of the section of the Prospectus entitled “The Fund — Fund Management”:

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s annual report to shareholders for the period ended March 31, 2009.

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In connection with the above changes, references in the Prospectus to “portfolio manager” and “portfolio manager’s” are hereby changed to “portfolio managers” and “portfolio managers’.” In addition, references in the Prospectus to the Investment Adviser, when used in connection with its investment activities, include the Sub-Adviser acting under its supervision.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

IFOSPT

November 21, 2008
Supplement

SUPPLEMENT DATED NOVEMBER 21, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY TECHNOLOGY FUND
Dated July 31, 2008

I.  Effective November 21, 2008, the portfolio management team of Morgan Stanley Technology Fund changed and Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the “Sub-Adviser”). As a result, the following changes to the Statement of Additional Information (“SAI”) are required:

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The definition of “Sub-Adviser” is hereby added to the section of the SAI titled “Glossary of Selected Defined Terms”:

“Sub-Adviser” — Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley.

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The following paragraph is hereby added after the first paragraph of the section of the SAI titled “V. Investment Advisory and Other Services — A. Investment Adviser and Administrator” and that section is hereby re-titled “V. Investment Advisory and Other Services — A. Investment Adviser, Sub-Adviser and Administrator”:

The Sub-Adviser is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley, whose address is 25 Cabot Square, Canary Wharf, London, England E14 4QA.

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The following paragraph is hereby added as the last paragraph of the section of the SAI titled “V. Investment Advisory and Other Services — A. Investment Adviser and Administrator”:

Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Adviser and the Sub-Adviser, the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning individual security selections, asset allocations and economic trends and to manage the Fund’s portfolio. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

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The first paragraph of the section of the SAI titled “V. Investment Advisory and Other Services — C. Services Provided by the Investment Adviser and Administrator” is hereby deleted and replaced with the following and that section is hereby retitled “V. Investment Advisory and Other Services — C. Services Provided by the Investment Adviser, Sub-Adviser and Administrator”:

The Investment Adviser manages the Fund’s business affairs and supervises the investment of the Fund’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Adviser manages the investment of the Fund’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

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References to the Investment Advisory Agreement and the Investment Adviser in the third paragraph of the section of the SAI titled “V. Investment Advisory and Other Services — C. Services Provided by the Investment Adviser and Administrator” now include a corresponding reference to the Sub-Advisory Agreement and the Sub-Adviser, as applicable.

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In the following sections of the SAI, references to the Investment Adviser includes a corresponding reference to the Sub-Adviser: “II. Description of the Fund and its Investments and Risks — B. Investment Strategies and Risks,” “II. Description of the Fund and its Investments and Risks — D. Disclosure of Portfolio Holdings,” “V. Investment Advisory and Other Services — F. Other Service Providers,” “V. Investment Advisory and Other Services — G. Fund Management,” “V. Investment Advisory and Other Services — H. Codes of Ethics,” “VI. Brokerage Allocation and Other Practices — A. Brokerage Transactions,” “VI. Brokerage Allocation and Other Practices — C. Brokerage Selection,” “VIII. Purchase, Redemption and Pricing of Shares — B. Offering Price,” and “IX. Taxation of the Fund and Shareholders.”

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The first paragraph of the section of the SAI titled “V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Manager” is hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers

As of September 30, 2008:

Michael Nolan managed five registered investment companies with a total of approximately $1.26 billion in assets; no pooled investment vehicles other than registered investment companies; and one other account with approximately $3.9 million in assets.

Helen Krause managed five registered investment companies with a total of approximately $1.26 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $15.7 million in assets; and one other account with approximately $269.1 million in assets.

Arthur Robb managed five registered investment companies with a total of approximately $1.26 billion in assets; no pooled investment vehicles other than registered investment companies; and one other account with approximately $3.9 million in assets.

Neil Chakraborty managed five registered investment companies with a total of approximately $1.26 billion in assets; one pooled investment vehicle other than registered investment companies with approximately $15.7 million in assets; and one other account with approximately $269.1 million in assets.

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The first paragraph of the section titled “V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Manager” is hereby deleted and replaced with the following:

As of September 30, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Michael Nolan:	None

Helen Krause:	None

Arthur Robb:	None

Neil Chakraborty:	None

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As the Fund has multiple portfolio managers pursuant to this Supplement, all references in the section titled “V. Investment Advisory and Other Services — G. Fund Management” to “portfolio manager” are hereby changed to “portfolio managers” where applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.